Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 plan	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans	2
Number of shares authorized	15,665,000
Share-based compensation expense	$ 9.2	$ 6.3	$ 4.2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	0.2	0.1
Unrecognized compensation expense	3.7
Weighted average years expense to be recognzed over	2 years 1 month 6 days
SSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercised	2.5	3.0	2.1
Share-based compensation expense	0.1	0.2	0.2
Stock Options and SSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Peer volatility rate	50.00%
Award vesting period	3 years
Historic volatility	50.00%
Fair value of stock awards vested	1.0	0.6	1.1
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	7.2
Weighted average years expense to be recognzed over	2 years 3 months 14 days
Share-based compensation expense	3.9	3.0	2.8
Shares outstanding	1,428,592
Restricted stock units | Non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0.9	0.6	0.7
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	7.8
Weighted average years expense to be recognzed over	1 year 9 months 0 days
Share-based compensation expense	3.4	2.5	0.8
Shares outstanding	1,571,005
Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding	2,999,597	2,391,360
Weighted average grant date fair value	$ 11.54	$ 8.73	$ 7.06
Fair value of stock awards vested	$ 5.0	$ 2.5	$ 1.3
Minimum | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Minimum | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Percentage awarded	0.00%
Maximum | Stock Options and SSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period	7 years
Maximum | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Maximum | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage awarded	150.00%